Share Based Compensation (Summary Of Share Options Activity Under 2006 Share Incentive Plan) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	2,255,492	3,492,992	6,279,816
Granted	3,060,000
Granted	$ 22.00
Exercised	(179,195)	(1,235,700)	(2,761,980)
Forfeited		(1,800)	(24,844)
Ending Balance	5,136,297	2,255,492	3,492,992
Beginning Balance	$ 5.44	$ 5.40	$ 5.01
Options vested and expect to vest at May 31, 2012	4,965,855
Options exercisable at May 31, 2012	2,076,297
Exercised	$ 4.41	$ 5.33	$ 4.50
Forfeited		$ 2.02	$ 7.71
Ending Balance	$ 15.34	$ 5.44	$ 5.40
Options vested and expect to vest at May 31, 2012	$ 15.11
Options exercisable at May 31, 2012	$ 5.53
Options outstanding	7 years 5 months 5 days	5 years 2 months 12 days	6 years 2 months 19 days
Options vested and expect to vest at May 31, 2012	7 years 4 months 10 days
Options exercisable at May 31, 2012	4 years 2 months 12 days
Options outstanding	$ 57,371	$ 53,046	$ 61,200
Options vested and expect to vest at May 31, 2012	56,603
Options exercisable at May 31, 2012	$ 43,571